COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these condensed financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed financial statements.

Registration Rights

Pursuant to a registration rights agreement entered into on February 8, 2021, the holders of the Founder Shares, Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Agreement

On June 22, 2022, the Company, Merger Sub and Alliance entered into the Business Combination Agreement, pursuant to which the Company and Alliance will consummate the Business Combination. The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the Merger and the other transactions contemplated thereby.

Pursuant to the BCA, Merger Sub will merge with and into Alliance, with Alliance being the surviving entity (the “Merger”). The Merger is to become effective by the filing of a certificate of merger with the Secretary of State of the State of Delaware, in accordance with the relevant provisions of the Delaware General Corporation Law and mutually agreed by the parties and will be effective immediately upon such filing or upon such later time as may be agreed by the parties and specified in such certificate of merger (such time, “Effective Time”). The parties will hold the closing immediately prior to such filing of a certificate of merger, on the closing date.

The Effective Time shall occur as promptly as practicable but in no event later than three business days after the satisfaction or, if permissible, waiver of the conditions to the completion of the Business Combination set forth in the BCA (other than those conditions that by their nature are to be satisfied at closing, provided that the occurrence of the closing shall remain subject to the satisfaction or, if permissible, waiver at the closing).

At the Effective Time, by virtue of the Merger and without any action on the part of Adara, Merger Sub, Alliance or the holders of any of Alliance’s securities:

●	Each share of Alliance common stock issued and outstanding immediately prior to the Effective Time will be cancelled and automatically converted into the right to receive the number of shares of the Company surviving the Business Combination (the “Combined Company Common Stock”) equal to the Exchange Ratio;

●	No certificates or scrip or shares representing fractional shares of Combined Company Common Stock shall be issued upon the exchange of Alliance common stock and such fractional share interests will not entitle the owner thereof to vote or to have any rights of a stockholder of Adara or a holder of shares of Combined Company Common Stock. In lieu of any fractional share of Combined Company Common Stock to which each holder of Alliance common stock would otherwise be entitled, the fractional share shall be rounded up or down to the nearest whole share of Combined Company Common Stock, with a fraction of 0.5 rounded up. No cash settlements shall be made with respect to fractional shares eliminated by rounding.

At the closing, the Company will also issue to the Alliance stockholders shares of a to be formed Class E Common Stock (the “Contingent Consideration Shares”) which shall be placed into an escrow account pursuant to the Contingent Consideration Shares Agreement and shall not be released from escrow over a ten-year period unless and until they are earned as a result of the occurrence of the applicable triggering event as follows: 20,000,000 Contingent Consideration Shares will be earned upon the occurrence of triggering event I prior to the five-year anniversary of the closing; 20,000,000 Contingent Consideration Shares will be earned upon the occurrence of triggering event II prior to the seven-year anniversary of the closing; and 20,000,000 Contingent Consideration Shares will be earned upon the occurrence of triggering event III prior to the ten-year anniversary of the closing.

Upon the occurrence of a triggering event, the Contingent Consideration Shares released from the escrow shall automatically convert into an equal number of shares of Combined Company Common Stock

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on February 8, 2021, the holders of the Founder Shares, Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.